1933 Act File No. 2-57181
                                               1940 Act File No. 811-2677

                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    X
                                                                         ---

      Pre-Effective Amendment No.         ..................................

      Post-Effective Amendment No.   50   .................                X
                                   -------                               ---

                                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          X
                                                                       ---

      Amendment No.   34   ..............................................X
                    -------                                            ---

               FEDERATED MUNICIPAL SECURITIES FUND, INC.

          (Exact Name of Registrant as Specified in Charter)

    Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
               (Address of Principal Executive Offices)

                            (412) 288-1900
                    (Registrant's Telephone Number)

                      John W. McGonigle, Esquire,
                      Federated Investors Tower,
                  Pittsburgh, Pennsylvania 15222-3779
                (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
    on                    pursuant to paragraph (b)
 X 60 days after filing pursuant to paragraph (a)(i) on pursuant to paragraph (a)(i) 75 days after filing pursuant to paragraph
    (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule
    485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 X filed the Notice required by that Rule on May 15, 1997; or intends to file the Notice required by that Rule on or about ____________; or during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the
   Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.


                                                Copies to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037

                                           CROSS-REFERENCE SHEET


         This Amendment to the Registration Statement of FEDERATED MUNICIPAL SECURITIES FUND, INC., which is comprised of three classes of shares, Class A Shares (1), Class B Shares (2), and Class C Shares
(3), is comprised of the following:

PART A.         INFORMATION REQUIRED IN A PROSPECTUS.

                                                              Prospectus Heading
                                                              (Rule 404(c) Cross Reference)
Item 1.           Cover Page..................................Cover Page (1-3).
                  ----------
Item 2.           Synopsis....................................Summary of Fund Expenses (1-3).
                  --------
Item 3.           Condensed Financial
                  Information.................................Financial Highlights (1-3); Performance Information
                                                              (1-3).
Item 4.           General Description of
                  Registrant..................................General Information (1-3); Investment Information
                                                              (1-3); Investment Objective (1-3); Investment
                                                              Policies (1-3); Investment Risks (1-3); Investment
                                                              Limitations (1-3).
Item 5.           Management of the Fund......................Fund Information (1-3); Management of the Fund
                  ----------------------
                                                              (1-3); Distribution of Shares (1-3); Administration
                                                              of the Fund (1-3).
Item 6.           Capital Stock and Other

                                                              Securities..................................Shareholder
                                                              Information
                                                              (1-3);
                                                              Calling
                                                              the Fund
                                                              (1-3);
                                                              Account
                                                              and
                                                              Share
                                                              Information
                                                              (1-3);
                                                              Confirmations
                                                              and
                                                              Certificates
                                                              (1-3);
                                                              Dividends
                                                              and
                                                              Distributions
                                                              (1-3);
                                                              Tax
                                                              Information
                                                              (1-3);
                                                              Federal
                                                              Income
                                                              Tax
                                                              (1-3);
                                                              State
                                                              and
                                                              Local
                                                              Taxes
                                                              (1-3).
Item 7.           Purchase of Securities Being
                  Offered.....................................Net
                                                              Asset
                                                              Value
                                                              (1-3);
                                                              Investing
                                                              in the
                                                              Fund
                                                              (1-3);
                                                              Purchasing
                                                              Shares
                                                              (1-3);
                                                              Purchasing
                                                              Shares
                                                              through
                                                              a
                                                              Financial
                                                              Intermediary
                                                              (1-3);
                                                              Purchasing
                                                              Shares
                                                              by Wire
                                                              (1-3);
                                                              Purchasing
                                                              Shares
                                                              by Check
                                                              (1-3);
                                                              Systematic
                                                              Investment
                                                              Program
                                                              (1-3);
                                                              Retirement
                                                              Plans
                                                              (1-3);
                                                              Class A
                                                              Shares
                                                              (1);
                                                              Class B
                                                              Shares
                                                              (2);
                                                              Class C
                                                              Shares
                                                              (3).




Item 8.           Redemption or Repurchase                    Redeeming and Exchanging Shares (1-3); Redeeming or
                  ------------------------
                                                              Exchanging Shares through a Financial Intermediary
                                                              (1-3); Redeeming or Exchanging Shares by Telephone
                                                              (1-3); Redeeming or Exchanging Shares by Mail
                                                              (1-3); Requirements for Redemption (1-3);
                                                              Requirements for Exchange (1-3); Systematic
                                                              Withdrawal Program (1-3); Contingent Deferred Sales
                                                              Charge (1-3); Eliminating the Contingent Deferred
                                                              Sales Charge (1-3); Account and Share Information
                                                              (1-3); Accounts with Low Balances (1-3).
Item 9.           Pending Legal Proceedings...................None.
                  -------------------------




PART B.         INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.


Item 10.          Cover Page..................................Cover page (1-3).
                  ----------
Item 11.          Table of Contents                           Table of Contents (1-3).
Item 12.          General Information and
                  History.....................................General Information About the Fund (1-3); About
                                                              Federated Investors (1-3).
Item 13.          Investment Objectives and
                  Policies....................................Investment Objective and Policies (1-3); Investment
                                                              Limitations (1-3).
Item 14.          Management of the Fund                      Federated Municipal Securities Fund, Inc.
                                                              Management (1-3); Director Compensation (1-3).
Item 15.          Control Persons and Principal
                  Holders of Securities                       Fund Ownership (1-3).
Item 16.          Investment Advisory and Other
                  Services....................................Investment Advisory Services (1-3); Other Services
                                                              (1-3).
Item 17.          Brokerage Allocation........................Brokerage Transactions (1-3).
                  --------------------
Item 18.          Capital Stock and Other
                  Securities                                  Not applicable.
Item 19.          Purchase, Redemption and
                  Pricing of Securities
                  Being Offered...............................Purchasing Shares (1-3); Determining Net Asset
                                                              Value (1-3); Redeeming Shares (1-3).
Item 20.          Tax Status..................................Tax Status (1-3).
                  ----------
Item 21.          Underwriters................................See Part A - Distribution of Shares (1-3).
                  ------------
Item 22.          Calculation of Performance
                  Data........................................Total Return (1-3); Yield (1-3); Tax-Equivalent
                                                              Yield (1-3); Performance Comparisons (1-3).
Item 23           Financial Statements........................Financial Statements (incorporated by reference to
                  --------------------
                                                              Registrant's Annual Report dated March 31, 1997;
                                                              File Nos. 2-57181 and 811-2677) (1-3).




Federated Municipal Securities Fund, Inc.

Class A Shares, Class B Shares, Class C Shares

PROSPECTUS

The shares of Federated Municipal Securities Fund, Inc. (the "Fund") represent interests in an open-end, diversified management investment company (a mutual fund) with an investment objective of providing its shareholders a high level of current income which is exempt from federal regular income tax by investing in a professionally managed, diversified portfolio primarily limited to municipal bonds.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated May 31, 1997, with the Securities and Exchange Commission (the "SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated May 31, 1997

                             TABLE OF CONTENTS

 Summary of Fund Expenses                                    1
 Financial Highlights -- Class A Shares                      2
 Financial Highlights -- Class B Shares                      3
 Financial Highlights -- Class C Shares                      4
 General Information                                         5
  Calling the Fund                                           5
 Investment Information                                      5
  Investment Objective                                       5
  Investment Policies                                        5
  Investment Risks                                           7
  Investment Limitations                                     7
 Net Asset Value                                             8
 Investing in the Fund                                       8
 Purchasing Shares                                           8
  Purchasing Shares through a Financial Intermediary         9
  Purchasing Shares by Wire                                  9
  Purchasing Shares by Check                                 9
  Systematic Investment Program                              9
  Retirement Plans                                           9
  Class A Shares                                             9
  Class B Shares                                            10
  Class C Shares                                            10
 Redeeming and Exchanging Shares                            10
  Redeeming or Exchanging Shares through a
   Financial Intermediary                                   10
  Redeeming or Exchanging Shares by Telephone               10
  Redeeming or Exchanging Shares by Mail                    11
  Requirements for Redemption                               11
  Requirements for Exchange                                 11
  Systematic Withdrawal Program                             11
  Contingent Deferred Sales Charge                          11
  Eliminating the Contingent Deferred Sales Charge          12
 Account and Share Information                              12
  Confirmations and Certificates                            12
  Dividends and Distributions                               12
  Accounts with Low Balances                                12
 Fund Information                                           12
  Management of the Fund                                    12
  Distribution of Shares                                    13
  Administration of the Fund                                14
 Shareholder Information                                    15
 Tax Information                                            15
  Federal Income Tax                                        15
  State and Local Taxes                                     15
 Performance Information                                    16

                          SUMMARY OF FUND EXPENSES

                        SHAREHOLDER TRANSACTION EXPENSES

                                                           CLASS A         CLASS B          CLASS C
 Maximum Sales Charge Imposed on Purchases (as a
 percentage of offering price)                                4.50%           None              None
 Maximum Sales Charge Imposed on Reinvested
 Dividends (as a percentage of offering price)                None            None              None
 Contingent Deferred Sales Charge (as a
 percentage of original purchase price
 or redemption proceeds, as applicable)                       None            5.50%(1)          1.00%(1)
 Redemption Fee (as a percentage of amount                    None            None              None
 redeemed, if applicable)
 Exchange Fee                                                 None            None              None

                                     ANNUAL OPERATING EXPENSES
                              (As a percentage of average net assets)

 Management Fee                                               0.60%           0.60%             0.60%
 12b-1 Fee                                                    None            0.75%             0.75%
  Shareholder Services Fee                            0.11%(2)           0.25%          0.24%(2)
 Total Other Expenses                                         0.33%           0.47%             0.46%
    Total Operating Expenses                                  0.93%(3)        1.82%(4)          1.81%(3)

(1) For shareholders of Class B Shares, the contingent deferred sales charge is 5.50% in the first year declining to 1.00% in the sixth year and 0.00% thereafter. For shareholders of Class C Shares, the contingent deferred sales charge assessed is 1.00% of the lesser of the original purchase price or the net asset value of Shares redeemed within one year of their purchase date. For a more complete description, see "Contingent Deferred Sales Charge."

(2) The shareholder services fees for Class A Shares and Class C Shares have been reduced to reflect the voluntary waivers of portions of the shareholder services fee. The shareholder service provider can terminate these voluntary waivers at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(3) The total operating expenses for Class A Shares and Class C Shares would have been 1.07% and 1.82%, respectively, absent the voluntary waivers described in note 2 above.

(4) Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in the Fund" and "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGES PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

 EXAMPLE                                                            CLASS A         CLASS B         CLASS
C
 You would pay the following expenses on a $1,000 investment, assuming
 (1) 5% annual return, (2) redemption at the end of each time period, and (3) payment of the maximum sales charge.
 1 Year                                                              $ 54            $ 75            $ 29
 3 Years                                                             $ 73            $101            $ 57
 5 Years                                                             $ 94            $122            $ 98
 10 Years                                                            $154            $190            $213
 You would pay the following expenses on the same investment, assuming no redemption.
 1 Year                                                              $ 54            $ 18            $ 18
 3 Years                                                             $ 73            $ 57            $ 57
 5 Years                                                             $ 94            $ 99            $ 98
 10 Years                                                            $154            $190            $213

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                   FINANCIAL HIGHLIGHTS -- CLASS A SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report, dated May 2, 1997, on the Fund's financial statements for the year ended March 31, 1997, and on the following table for the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.

                                                                         YEAR ENDED MARCH 31,
                                  1997      1996      1995      1994      1993      1992      1991
1990      1989      1988
 NET ASSET                       $10.82    $10.92    $11.20    $11.62    $10.98    $10.61    $10.47
$10.26    $10.03    $10.80
 VALUE,
 BEGINNING
 OF PERIOD
 INCOME FROM INVESTMENT
 OPERATIONS
  Net investment income            0.55      0.66      0.67      0.66      0.66      0.67      0.71
0.72      0.72      0.73
  Net realized and
  unrealized gain
  (loss) on investments           (0.36)    (0.09)    (0.05)    (0.40)     0.64      0.37      0.14
0.21      0.23     (0.77)
  Total from investment            0.19      0.57      0.62      0.26      1.30      1.04      0.85
0.93      0.95     (0.04)
  operations
 LESS DISTRIBUTIONS
  Distributions from net
  investment
  income                          (0.55)    (0.66)    (0.67)    (0.66)    (0.66)    (0.67)    (0.71)
(0.72)    (0.72)    (0.73)
  Distributions in excess
  of net
  investment income(a)            (0.05)       --        --        --        --        --
--        --        --        --
  Total distributions from
  net investment income           (0.60)    (0.66)    (0.67)    (0.66)    (0.66)    (0.67)    (0.71)
(0.72)    (0.72)    (0.73)
  Distributions from net
  realized gain
  on investments                  (0.10)    (0.01)    (0.23)    (0.02)       --        --
--        --        --        --
  Total distributions             (0.70)    (0.67)    (0.90)    (0.68)    (0.66)    (0.67)    (0.71)
(0.72)    (0.72)    (0.73)
 NET                             $10.31    $10.82    $10.92    $11.20    $11.62    $10.98    $10.61
$10.47    $10.26    $10.03
 ASSET
 VALUE,
 END OF
 PERIOD
 TOTAL RETURN(B)                   1.84%     5.32%     5.90%     2.10%    12.13%    10.05%     8.42%
9.20%     9.76%    (0.17)%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                         0.93%     0.98%     0.92%     0.84%     0.80%     0.84%     0.89%
0.90%     0.95%     0.95%
  Net investment income            5.37%     5.97%     6.17%     5.59%     5.81%     6.17%     6.77%
6.80%     7.07%     7.28%
  Expense                          0.14%     0.13%       --        --        --        --
--        --        --        --
  waiver/reimbursement(c)
 SUPPLEMENTAL DATA
  Net assets, end of
  period
  (000 omitted)                $595,515  $663,538  $708,712  $714,384  $706,126  $590,118  $511,611
$474,797  $440,445  $338,916
  Portfolio turnover                 33%       29%       41%       27%       13%        8%
45%       25%       58%       55%

(a) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

FURTHER INFORMATION ABOUT THE FUND'S PERFORMANCE IS CONTAINED IN THE FUND'S ANNUAL REPORT FOR THE FISCAL YEAR ENDED MARCH 31, 1997, WHICH CAN BE OBTAINED FREE OF CHARGE.

                   FINANCIAL HIGHLIGHTS -- CLASS B SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report, dated May 2, 1997, on the Fund's financial statements for the year ended March 31, 1997, and on the following table for the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.

                                                                        YEAR ENDED MARCH 31,
                                                                   1997       1996     1995(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                             $10.82    $10.92    $11.06
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                             0.47      0.56      0.40
  Net realized and unrealized gain (loss) on investments           (0.37)    (0.09)    (0.03)
  Total from investment operations                                  0.10      0.47      0.37
 LESS DISTRIBUTIONS
  Distributions from net investment income                         (0.47)    (0.56)    (0.40)
  Distributions in excess of net investment income(b)              (0.04)       --        --
  Total distributions from net investment income                   (0.51)    (0.56)    (0.40)
  Distributions from net realized gain on investments              (0.10)    (0.01)    (0.11)
  Total distributions                                              (0.61)    (0.57)    (0.51)
 NET ASSET VALUE, END OF PERIOD                                   $10.31    $10.82    $10.92
 TOTAL RETURN(C)                                                    0.94%     4.40%     3.49%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                          1.82%     1.86%     1.84%*
  Net investment income                                             4.50%     5.23%     5.94%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                        $77,536   $58,296   $18,201
  Portfolio turnover                                                  33%       29%       41%

* Computed on an annualized basis.

(a) Reflects operations for the period from July 26, 1994 (date of initial public offering) to March 31, 1995.

(b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

FURTHER INFORMATION ABOUT THE FUND'S PERFORMANCE IS CONTAINED IN THE FUND'S ANNUAL REPORT FOR THE FISCAL YEAR ENDED MARCH 31, 1997, WHICH CAN BE OBTAINED FREE OF CHARGE.

                   FINANCIAL HIGHLIGHTS -- CLASS C SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report, dated May 2, 1997, on the Fund's financial statements for the year ended March 31, 1997, and on the following table for the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.

                                                                   YEAR ENDED MARCH 31,
                                                          1997      1996      1995     1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                    $10.82    $10.92    $11.20    $11.70
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                    0.46      0.56      0.58      0.52
  Net realized and unrealized gain (loss) on investments  (0.36)    (0.09)    (0.05)    (0.48)
  Total from investment operations                         0.10      0.47      0.53      0.04
 LESS DISTRIBUTIONS
  Distributions from net investment income                (0.46)    (0.56)    (0.58)    (0.52)
  Distributions in excess of net investment income(b)     (0.05)       --        --        --
  Total distributions from net investment income          (0.51)    (0.56)    (0.58)    (0.52)
  Distributions from net realized gain on investments     (0.10)    (0.01)    (0.23)    (0.02)
  Total distributions                                     (0.61)    (0.57)    (0.81)    (0.54)
 NET ASSET VALUE, END OF PERIOD                          $10.31    $10.82    $10.92    $11.20
 TOTAL RETURN(C)                                           0.95%     4.42%     4.96%     0.17%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                 1.81%     1.82%     1.81%     1.80%*
  Net investment income                                    4.51%     5.16%     5.28%     4.70%*
  Expense waiver/reimbursement(d)                          0.01%     0.04%       --        --
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)               $20,544   $25,914   $22,389   $22,066
  Portfolio turnover                                         33%       29%       41%       27%

* Computed on an annualized basis.

(a) Reflects operations for the period from April 21, 1993 (date of initial public offering) to March 31, 1994.

(b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

FURTHER INFORMATION ABOUT THE FUND'S PERFORMANCE IS CONTAINED IN THE FUND'S ANNUAL REPORT FOR THE FISCAL YEAR ENDED MARCH 31, 1997, WHICH CAN BE OBTAINED FREE OF CHARGE.

                            GENERAL INFORMATION

The Fund was incorporated under the laws of the State of Maryland on September 10, 1976. Class A Shares, Class B Shares and Class C Shares of the Fund ("Shares") are designed for individuals as a convenient means of accumulating an interest in a professionally managed, diversified portfolio primarily limited to municipal bonds.

The Fund's current net asset value and offering price may be found in the mutual funds section of local newspapers under "Federated" and the appropriate class designation listing.

CALLING THE FUND

Call the Fund at 1-800-341-7400.

                           INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide for its shareholders a high level of current income which is exempt from federal regular income tax. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus. Unless otherwise noted, the investment objective and the policies and limitations described below cannot be changed without approval of
shareholders.      INVESTMENT POLICIES

ACCEPTABLE INVESTMENTS

The Fund invests its assets so that at least 80% of its annual interest income is exempt from federal regular income tax. The Fund pursues its investment objective by investing at least 65% of its portfolio in municipal bonds. Municipal bonds are debt obligations issued by or on behalf of states, territories, and possessions of the United States, including the District of Columbia, and their political subdivisions, agencies, and instrumentalities, the interest from which is exempt from federal regular income tax.

CHARACTERISTICS

The municipal bonds which the Fund buys have the same characteristics assigned by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P") to bonds of investment grade quality or better. However, the Fund is not restricted to buying rated securities. Medium investment grade quality bonds are rated A and Baa by Moody's or A and BBB by S&P. In certain cases the Fund's adviser may choose bonds which are unrated if it judges the bonds to have the same characteristics as medium quality bonds (i.e., an adequate but not outstanding capacity to service their debt). Bonds rated BBB by S&P or Baa by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to weaken capacity to make principal and interest payments than higher rated bonds. If a high-rated bond loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to drop the bond from the portfolio, but will consider doing so. There is no limit to portfolio maturity. A description of the ratings categories is contained in the Appendix to the Statement of Additional Information.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase municipal bonds on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market value of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the Fund's investment adviser deems it appropriate to do so. In addition, the Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

TEMPORARY INVESTMENTS

From time to time on a temporary basis, or when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in short-term tax-exempt or taxable temporary investments. These temporary investments include: notes issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; other debt securities; commercial paper; certificates of deposit of banks; and repurchase agreements (arrangements in which the organization selling the Fund a bond or temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

There are no rating requirements applicable to temporary investments. However, the investment adviser will limit temporary investments to those it considers to be of good quality. The Fund intends to invest no more than 20% of its assets in temporary investments.

Although the Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax.

FINANCIAL FUTURES

The Fund may purchase and sell interest rate and index financial futures contracts. These financial futures contracts may be used to hedge all or a portion of its portfolio against changes in the market value of portfolio securities and interest rates, provide additional liquidity, and accomplish its current strategies in a more expeditious fashion. Financial futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.

As a matter of investment policy, which may be changed without shareholder approval, the Fund may not purchase or sell futures contracts if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions would exceed 5% of the market value of the Fund's total assets. When the Fund purchases futures contracts, an amount of cash or cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged.

RISKS

When the Fund uses financial futures, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contract. It is not certain that a secondary market for positions in futures contracts will exist at all times. Although the investment adviser will consider liquidity before entering into futures transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract at any particular time. The Fund's ability to establish and close out futures
positions depends on this secondary market.      PORTFOLIO TURNOVER

Securities in the Fund's portfolio will be sold whenever the Fund's investment adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The Fund's adviser does not anticipate that portfolio turnover will result in adverse tax consequences. Any such trading will increase the Fund's portfolio turnover rate and transaction costs.

MUNICIPAL BONDS

Municipal bonds are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Municipal bonds include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

Municipal bonds may carry fixed, floating or inverse floating rates of interest. Fixed rate bonds bear interest at the same rate from issuance until maturity. The interest rate on floating rate bonds is subject to adjustment based upon changes in market interest rates or indices, such as a bank's prime rate or a published market index. The interest rate may be adjusted at specified intervals or immediately upon any change in the applicable index rate. The interest rate for most floating rate bonds varies directly with changes in the index rate, so that the market value of the bond will approximate its stated value at the time of each adjustment. However, inverse floating rate bonds have interest rates that vary inversely with changes in the applicable index rate, such that the bond's interest rate rises when market interest rates fall and fall when market rates rise. The market value of floating rate bonds is less sensitive than fixed rate bonds to changes in market interest rates. In contrast, the market value of inverse floating rate bonds is more sensitive to market rate changes than fixed or floating rate bonds. The affect of market rate changes on bonds depends upon a variety of factors, including market expectations as to future changes in interest rates and, in the case of floating and inverse floating rate bonds, the frequency with which the interest rate is adjusted and the multiple of the index rate used in making the adjustment.

Most municipal bonds pay interest in arrears on a semiannual or more frequent basis. However, certain bonds, variously known as capital appreciation bonds or zero coupon bonds, do not provide for any interest payments prior to maturity. Such bonds are normally sold at a discount from their stated value, or provide for periodic increases in their stated value to reflect a compounded interest rate. The market value of these bonds is also more sensitive to changes in market interest rates than bonds that provide for current interest payments.

The Fund does not intend to purchase securities if, as a result of such purchase, more than 25% of the value of its total assets would be invested in the securities of governmental subdivisions located in any one state, territory, or possession of the United States.

The Fund will not invest 25% or more of its total assets in any one industry. Governmental issuers of municipal securities are not considered part of any "industry." However, municipal securities backed only by the assets and revenues of nongovernmental users may, for this purpose, be deemed to be related to the industry in which such nongovernmental users engage, and the 25% limitation would apply to such obligations. It is nonetheless possible that the Fund may invest more than 25% of its assets in a broader segment of the municipal securities market, such as revenue obligations of hospitals and other health care facilities, housing agency revenue obligations or airport revenue obligations. This would be the case only if the Fund determines that the yields available from obligations in a particular segment of the market justified the additional risks associated with a large investment in such segment. Although such obligations could be supported by the credit of governmental users or by the credit of nongovernmental users engaged in a number of industries, economic, business, political and other developments generally affecting the revenues of such users (for example, proposed legislation or pending court decisions affecting the financing of such projects and market factors affecting the demand for their services or products) may have a general adverse effect on all municipal securities in such a market segment. The Fund reserves the right to invest more than 25% of its assets in industrial development bonds or private activity bonds or in securities of issuers located in the same state, however, it has no present intention to do so.

INVESTMENT RISKS

Yields on municipal bonds depend on a variety of factors, including: the general conditions of the money market and the taxable and municipal bond markets; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of municipal bonds to meet their obligations for the payment of interest and principal when due. The prices of municipal bonds fluctuate inversely in relation to the direction of interest rates. The prices of longer term bonds fluctuate more widely in response to market interest rate changes.

INVESTMENT LIMITATIONS

The Fund will not:

* borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings;

* invest more than 5% of its total assets in securities of one issuer (except cash and cash items and U.S. government obligations); or

* invest more than 10% of its total assets in municipal bonds subject to legal or contractual restrictions on resale, including repurchase agreements maturing in more than seven days.

The above investment limitations cannot be changed without shareholder approval. The following limitations, however, can be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

The Fund will not:

* invest more than 5% of its total assets in securities of issuers that have records of less than three years of continuous operations; or

* invest more than 10% of its net assets in illiquid securities, including restricted securities which the adviser believes cannot be sold within seven days and repurchase agreements maturing in more than seven days.

                              NET ASSET VALUE

The Fund's net asset value ("NAV") per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

All purchases, redemptions and exchanges are processed at the NAV next determined after the request in proper form is received by the Fund. The NAV is determined as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) every day the New York Stock Exchange is open.

                           INVESTING IN THE FUND

This prospectus offers three classes of Shares each with the characteristics described below.

                                CLASS A     CLASS B      CLASS C
 Minimum and Subsequent       $500/$100   $1500/$100    $1500/$100
 Investment Amounts
 Minimum and Subsequent       $50         $50           $50
 Investment Amount
 for Retirement Plans
 Maximum Sales Charge         4.50%*      None          None
 Maximum Contingent           None        5.50+         1.00%#
 Deferred Sales
 Charge**
 Conversion Feature           No          Yes++         No

* Class A Shares are sold at NAV, plus a sales charge as follows:

                               SALES CHARGE              DEALER
                            AS A PERCENTAGE OF       CONCESSION AS
                         PUBLIC           NET        A PERCENTAGE OF
                        OFFERING         AMOUNT      PUBLIC OFFERING
 AMOUNT OF TRANSACTION   PRICE          INVESTED          PRICE
  Less than              4.50%           4.71%            4.00%
  $100,000
  $100,000 but less
  than $250,000          3.75%           3.90%            3.25%
  $250,000 but less
  than $500,000          2.50%           2.56%            2.25%
  $500,000 but less
  than $1 million        2.00%           2.04%            1.80%
  $1 million or          0.00%           0.00%            0.25%
  greater

** Computed on the lesser of the NAV of the redeemed Shares at the time of purchase or the NAV of the redeemed Shares at the time of redemption.

+ The following contingent deferred sales charge schedule applies to Class B Shares:

 YEAR OF REDEMPTION               CONTINGENT DEFERRED
 AFTER PURCHASE                       SALES CHARGE
 First                                  5.50%
 Second                                 4.75%
 Third                                  4.00%
 Fourth                                 3.00%
 Fifth                                  2.00%
 Sixth                                  1.00%
 Seventh and thereafter                 0.00%

++ Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase. See "Conversion of Class B Shares."

# The contingent deferred sales charge is assessed on Shares redeemed within one year of their purchase date.

                             PURCHASING SHARES

Shares of the Fund are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased as described below, either through a financial intermediary (such as a bank or broker/dealer) or by sending a wire or check directly to the Fund. Financial intermediaries may impose different minimum investment requirements on their customers. An account must be established with a financial intermediary or by completing, signing, and returning the new account form available from the Fund before Shares can be purchased. Shareholders in certain other funds advised and distributed by affiliates of Federated Investors ("Federated Funds") may exchange their Shares for Shares of the corresponding class of the Fund. The Fund reserves the right to reject any purchase or exchange request.

In connection with any sale, Federated Securities Corp. may, from time to time, offer certain items of nominal value to any shareholder or investor.

PURCHASING SHARES THROUGH A
FINANCIAL INTERMEDIARY

Orders placed through a financial intermediary are considered received when the Fund is notified of the purchase order or when payment is converted into federal funds. Purchase orders through a broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial intermediaries must be received by the financial intermediary and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial intermediary's responsibility to transmit orders promptly. Financial intermediaries may charge fees for their services.

The financial intermediary which maintains investor accounts in Class B Shares or Class C Shares with the Fund must do so on a fully disclosed basis unless it accounts for share ownership periods used in calculating the contingent deferred sales charge (see "Contingent Deferred Sales Charge"). In addition, advance payments made to financial intermediaries may be subject to reclaim by the distributor for accounts transferred to financial intermediaries which do not maintain investor accounts on a fully disclosed basis and do not account for share ownership periods.

PURCHASING SHARES BY WIRE

Shares may be purchased by Federal Reserve wire by calling the Fund. All information needed will be taken over the telephone, and the order is considered received when State Street Bank receives payment by wire. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention; EDGEWIRE; For Credit to: (Fund Name) (Fund Class); (Fund Number -- this number can be found on the account statement or by contacting the Fund); Account Number; Trade Date and Order Number; Group Number or Dealer Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted.

PURCHASING SHARES BY CHECK

Shares may be purchased by mailing a check made payable to the name of the Fund (designate class of Shares and account number) to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received).

SYSTEMATIC INVESTMENT PROGRAM

Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in the Fund. Shareholders should contact their financial intermediary or the Fund to participate in this program.

RETIREMENT PLANS

Fund Shares can be purchased as an investment for retirement plans or IRA accounts. For further details, contact the Fund and consult a tax adviser.

CLASS A SHARES

Class A Shares are sold at NAV, plus a sales charge. However:

NO SALES CHARGE IS IMPOSED FOR CLASS A SHARES PURCHASED:

* through financial intermediaries that do not receive sales charge dealer concessions;

* by Federated Life Members who maintain a $500 minimum balance in at least one of the Federated Funds; or

* through "wrap accounts" or similar programs under which clients pay a fee for services.

IN ADDITION, THE SALES CHARGE CAN BE REDUCED OR ELIMINATED BY:

* purchasing in quantity and accumulating purchases at the levels in the table noted above;

* combining concurrent purchases of two or more funds; or

* signing a letter of intent to purchase a specific quantity of shares within 13 months.

Consult a financial intermediary or Federated Securities Corp. for details on these programs. In order to eliminate the sales charge or receive sales charge reductions, Federated Securities Corp. must be notified by the shareholder in writing or by a financial intermediary at the time of purchase.

DEALER CONCESSION

For sales of Class A Shares, a dealer will normally receive up to 90% of the applicable sales charge. Any portion of the sales charge which is not paid to a dealer will be retained by the distributor. However, the distributor may offer to pay dealers up to 100% of the sales charge retained by it. Such payments may take the form of cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. In some instances, these incentives will be made available only to dealers whose employees have sold or may sell a significant amount of Shares. On purchases of $1 million or more, the investor pays no sales charge; however, the distributor will make twelve monthly payments to the dealer totaling 0.25% of the public offering price over the first year following the purchase. Such payments are based on the original purchase price of Shares outstanding at each month end.

Federated Securities Corp. may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the establishment of customer accounts and purchases of Shares.

CLASS B SHARES

Class B Shares are sold at NAV. Under certain circumstances, a contingent deferred sales charge will be assessed at the time of a redemption within the first seven years after purchase. Orders for $250,000 or more of Class B Shares will automatically be invested in Class A Shares.

CONVERSION OF CLASS B SHARES

Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. Such conversion will be on the basis of the relative NAVs per Share, without the imposition of any charges. Class B Shares acquired by exchange from Class B Shares of another Federated Fund will convert into Class A Shares based on the time of the initial purchase.

CLASS C SHARES

Class C Shares are sold at NAV. A contingent deferred sales charge of 1.00% will be charged on assets redeemed within the first full 12 months following purchase.

                      REDEEMING AND EXCHANGING SHARES

Shares of the Fund may be redeemed for cash or exchanged for Shares of the same class of other Federated Funds on days on which the Fund computes its NAV. Shares are redeemed at NAV less any applicable contingent deferred sales charge. Exchanges are made at NAV. Depending upon the circumstances, a capital gain or loss may be realized when Shares are redeemed or exchanged.

REDEEMING OR EXCHANGING SHARES THROUGH A FINANCIAL INTERMEDIARY

Shares of the Fund may be redeemed or exchanged by contacting your financial intermediary before 4:00 p.m. (Eastern time). In order for these transactions to be processed at that day's NAV, financial intermediaries (other than broker/dealers) must transmit the request to the Fund before 4:00 p.m. (Eastern time), while broker/dealers must transmit the request to the Fund before 5:00 p.m. (Eastern time). The financial intermediary is responsible for promptly submitting transaction requests and providing proper written instructions. Customary fees and commissions may be charged by the financial intermediary for this service. Appropriate authorization forms for these transactions must be on file with the Fund.

REDEEMING OR EXCHANGING SHARES BY TELEPHONE

Shares acquired directly from the Fund may be redeemed in any amount, or exchanged, by calling 1-800-341-7400. Appropriate authorization forms for these transactions must be on file with the Fund. Shares held in certificate form must first be returned to the Fund as described in the instructions under "Redeeming or Exchanging Shares by Mail." Redemption proceeds will either be mailed in the form of a check to the shareholder's address of record or wire-transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. The minimum amount for a wire transfer is $1,000.

Telephone instructions will be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming or Exchanging Shares by Mail" should be considered. The telephone transaction privilege may be modified or terminated at any time. Shareholders would be promptly notified.

REDEEMING OR EXCHANGING SHARES BY MAIL

Shares may be redeemed in any amount, or exchanged, by mailing a written request to: Federated Shareholder Services Company, Fund Name, Fund Class, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they must accompany the written request. It is recommended that certificates be sent unendorsed by registered or certified mail.

All written requests should state: Fund Name and the Share Class name; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount of the transaction. An exchange request should also state the name of the Fund into which the exchange is to be made. All owners of the account must sign the request exactly as the Shares are registered. A check for redemption proceeds is normally mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. It is recommended that any share certificates be sent by registered or certified mail with the written request. Dividends are paid up to and including the day that a redemption or exchange request is processed.

REQUIREMENTS FOR REDEMPTION

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

REQUIREMENTS FOR EXCHANGE

Shareholders must exchange Shares having a NAV equal to the minimum investment requirements of the fund into which the exchange is being made. Contact your financial intermediary directly or the Fund for free information on and prospectuses for the Federated Funds into which your Shares may be exchanged. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.

Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and proceeds invested in the same class of shares of the other fund. Signature guarantees will be required to exchange between fund accounts not having identical shareholder registrations. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.

SYSTEMATIC WITHDRAWAL PROGRAM

Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions. A shareholder may apply for participation in this program through his financial intermediary or by calling the Fund.

Because participation in this program may reduce, and eventually deplete, the shareholder's investment in the Fund, payments under this program should not be considered as yield or income. It is not advisable for shareholders to continue to purchase Class A Shares subject to a sales charge while participating in this program. A contingent deferred sales charge may be imposed on Class B and C Shares.

CONTINGENT DEFERRED SALES CHARGE

The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. The contingent deferred sales charge will not be imposed with respect to Shares acquired through the reinvestment of dividends or distributions of long-term capital gains. In determining the applicability of the contingent deferred sales charge, the required holding period for your new Shares received through an exchange will include the period for which your original Shares were held.

ELIMINATING THE CONTINGENT DEFERRED
SALES CHARGE

Upon written notification to Federated Securities Corp. or the transfer agent, no contingent deferred sales charge will be imposed on redemptions:

* following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

* representing minimum required distributions from an Individual
  Retirement Account or other retirement plan to a shareholder who has attained the age of 701/2;

* which are involuntary redemptions of shareholder accounts that do not comply with the minimum balance requirements;

* which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program;

* of Shares held by Directors, employees and sales representatives of the Fund, the distributor, or affiliates of the Fund or distributor, and their immediate family members; employees of any financial institution that sells Shares of the Fund pursuant to a sales agreement with the distributor; and spouses and children under the age of 21 of the aforementioned persons; and

* by the Fund of Shares originally purchased through a bank trust department, an investment adviser registered under the Investment Advisers Act of 1940 or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or any other financial institution, to the extent that no payments were advanced for purchases made through such entities.

For more information regarding the elimination of the contingent deferred sales charge through a Systematic Withdrawal Program, or any of the above provisions, contact your financial intermediary or the Fund. The Fund reserves the right to discontinue or modify these provisions. Shareholders will be notified of such action.

                       ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND CERTIFICATES

Shareholders will receive detailed confirmations of all transactions and monthly confirmations reporting any dividends paid. Share certificates are not issued unless requested in writing to Federated Shareholder Services Company.

DIVIDENDS AND DISTRIBUTIONS

Dividends are declared daily and paid monthly to all shareholders invested in the Fund on the record date. Net long-term capital gains realized by the Fund, if any, will be distributed at least once every twelve months. Dividends and distributions are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date NAV without a sales charge, unless shareholders request cash payments on the new account form or by contacting the transfer agent.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may close an account by redeeming all Shares and paying the proceeds to the shareholder if the account balance falls below the applicable minimum investment amount. Retirement plan accounts and accounts where the balance falls below the minimum due to NAV changes will not be closed in this manner. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

                              FUND INFORMATION

MANAGEMENT OF THE FUND

BOARD OF DIRECTORS

The Fund is managed by a Board of Directors. The Directors are responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. An Executive Committee of the Board of Directors handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Advisers, the Fund's investment adviser, subject to direction by the Directors. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

ADVISORY FEES

The Adviser receives an annual investment advisory fee equal to 0.30% of the Fund's average daily net assets, plus 4.5% of the Fund's gross income (excluding any capital gains or losses).

The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses. The Adviser can terminate this voluntary waiver at any time at its sole discretion.

ADVISER'S BACKGROUND

Federated Advisers, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) Shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated
Investors.     Federated Advisers and other subsidiaries of Federated
Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and
through 4,500 financial institutions nationwide.      Mary Jo Ochson
has been the Fund's portfolio manager since 1996. Ms. Ochson joined Federated Investors in 1982 and has been a Senior Vice President of the Fund's investment adviser since January 1996. From 1988 through 1995, Ms. Ochson served as a Vice President of the Fund's investment adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

J. Scott Albrecht has been the Fund's portfolio manager since 1966. Mr. Albrecht joined Federated Investors in 1989 and has been a Vice President of the Fund's investment adviser since 1994. From 1992 to 1994, Mr. Albrecht served as an Assistant Vice President of the Fund's investment adviser. In 1991, Mr. Albrecht acted as an investment analyst. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

Jonathan C. Conley has been the Fund's portfolio manager since October 1984. Mr. Conley joined Federated Investors in 1979 and has been a Senior Vice President of the Fund's investment adviser since 1995. Mr. Conley was a Vice President of the Fund's investment adviser from 1982 to 1995. Mr. Conley is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Virginia.

Both the Fund and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Directors, and could result in severe penalties.

DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for Shares of the Fund. Federated Securities Corp. is located at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

The distributor may offer to pay financial institutions an amount equal to 1% of the net asset value of Class C Shares purchased by their clients or customers at the time of purchase. These payments will be made directly by the distributor from its assets, and will not be made from assets of the Fund. Financial institutions may elect to waive the initial payment described above; such waiver will result in the waiver by the Fund of the otherwise applicable contingent deferred sales charge.

The distributor will pay dealers an amount equal to 5.5% of the net asset value of Class B Shares purchased by their clients or customers. These payments will be made directly by the distributor from its assets, and will not be made from the assets of the Fund. Dealers may voluntarily waive receipt of all or any portion of these payments. The distributor may pay a portion of the distribution fee discussed below to financial institutions that waive all or any portion of the advance payments.

DISTRIBUTION PLAN (CLASS B SHARES AND CLASS C SHARES ONLY) AND SHAREHOLDER SERVICES

Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), Class B Shares and Class C Shares will pay a fee to the distributor in an amount computed at an annual rate of 0.75% of the average daily net assets of each class of Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. For Class C Shares, the distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers. With respect to Class B Shares, because distribution fees to be paid by the Fund to the distributor may not exceed an annual rate of 0.75% of each class of Shares' average daily net assets, it will take the distributor a number of years to recoup the expenses it has incurred for its sales services and distribution and distribution-related support services pursuant to the Distribution Plan.

The Distribution Plan is a compensation type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by Shares under the Distribution Plan.

In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of Class A Shares, Class B Shares, and Class C Shares to obtain certain personal services for shareholders and for the maintenance of shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by
the Fund and Federated Shareholder Services.      SUPPLEMENTAL
PAYMENTS TO FINANCIAL INSTITUTIONS

With respect to Class A Shares, Class B Shares, and Class C Shares, in addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors as specified below:
     MAXIMUM                  AVERAGE AGGREGATE
 ADMINISTRATIVE FEE            DAILY NET ASSETS
    0.15%                  on the first $250 million
   0.125%                  on the next $250 million
    0.10%                  on the next $250 million
   0.075%             on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

                          SHAREHOLDER INFORMATION

Each Share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of each portfolio or class in the Fund have equal voting rights, except that in matters affecting only a particular portfolio or class, only Shares of that portfolio or class are entitled to vote.

Directors may be removed by the Directors or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Directors upon the written request of shareholders owning at least 10% of the Fund's outstanding Shares of all series entitled to vote.

As of May 7, 1997, Merrill Lynch Pierce Fenner & Smith, Jacksonville, Florida, for the sole benefit of its customers, was the owner of record of approximately 556,694 shares (28.64%) of the Class C Shares of the Fund, and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.
                              TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on some municipal bonds may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.

The alternative minimum tax, up to 28% of alternative minimum taxable income for individuals and 20% for corporations, applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax-preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

The Tax Reform Act of 1986 treats interest on certain "private activity" bonds issued after August 7, 1986, as a tax preference item for both individuals and corporations. Unlike traditional governmental purpose municipal bonds, which finance roads, schools, libraries, prisons and other public facilities, private activity bonds provide benefits to private parties. The Fund may purchase all types of municipal bonds, including private activity bonds. Thus, should it purchase any such bonds, a portion of the Fund's dividends may be treated as a tax preference item.

In addition, in the case of a corporate shareholder, dividends of the Fund which represent interest on municipal bonds may be subject to the 20% corporate alternative minimum tax because the dividends are included in a corporation's "adjusted current earnings." The corporate alternative minimum tax treats 75% of the excess of a taxpayer's pre-tax "adjusted current earnings" over the taxpayer's alternative minimum taxable income as a tax preference item. "Adjusted current earnings" is based upon the concept of a corporation's "earnings and profits." Since "earnings and profits" generally includes the full amount of any Fund dividend, and alternative minimum taxable income does not include the portion of the Fund's dividend attributable to municipal bonds which are not private activity bonds, the difference will be included in the calculation of the corporation's alternative minimum tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares. Information on the tax status of dividends and distributions is provided annually.

STATE AND LOCAL TAXES

Fund Shares are exempt from personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania.

Because interest received by the Fund may not be exempt from all state and local income taxes, shareholders may be required to pay state and local taxes on dividends received from the Fund. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

                          PERFORMANCE INFORMATION

From time to time the Fund advertises its total return, yield, and tax-equivalent yield for each class of Shares.

Total return represents the change, over a specific period of time, in the value of an investment in each class of Shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of each class of Shares is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by each class of Shares over a thirty-day period by the maximum offering price per share of each class on the last day of the period. This number is then annualized using semi-annual compounding. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that a class of Shares would have had to earn to equal its actual yield, assuming a specific tax rate. The yield and tax-equivalent yield does not necessarily reflect income actually earned by each class of Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The performance information reflects the effect of non-recurring charges, such as the maximum sales charge or contingent deferred sales charges, which, if excluded, would increase the total return and yield.

Total return and yield will be calculated separately for Class A
Shares, Class B Shares and Class C Shares. Expense differences between Class A Shares, Class B Shares, and Class C Shares may affect the performance of each class.

From time to time, advertisements for Class A Shares, Class B Shares, and Class C Shares of the Fund may refer to ratings rankings, and other information in certain financial publications and/or compare the performance of Class A Shares, Class B Shares, and Class C Shares to certain indices.

FEDERATED MUNICIPAL SECURITIES FUND, INC.
CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
Federated Investors Tower
Pittsburgh, PA 15222-3779

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
Pittsburgh, PA
15222-3779

INVESTMENT ADVISER
Federated Advisers
Federated Investors Tower
Pittsburgh, PA 15222-3779

CUSTODIAN
State Street Bank and
Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT AUDITORS
Deloitte & Touche LLP
2500 One PPG Place
Pittsburgh, PA 15222-5401

Federated Securities Corp., Distributor

Cusip 313913105
Cusip 313913204
Cusip 313913303
G00322-01 (5/97)

[Graphic]
Federated Municipal Securities Fund, Inc.
Class A Shares, Class B Shares,
Class C Shares

PROSPECTUS
MAY 31, 1997

An Open-End, Diversified
Management Investment Company

                                 Federated Municipal Securities Fund, Inc.
                                                  Class A Shares
                                              Class B Shares
                                              Class C Shares


                                    Statement of Additional Information
















   This Statement of Additional Information should be read with the prospectus of Federated Municipal Securities Fund, Inc. (the "Fund") dated May 31, 1997. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.


Federated Investors Tower
Pittsburgh, Pennsylvania 15222-3779

                                       Statement dated May 31, 1997

Cusip 313913105
Cusip 313913204
Cusip 313913303
8051601B (5/97)

   Table of Contents

General Information About the Fund                                     1

Investment Objective and Policies                                      1
   Acceptable Investments                                              1
   When-Issued and Delayed Delivery Transactions                       1
   Temporary Investments                                               1
   Futures Transactions                                                2
   Portfolio Turnover                                                  2

Investment Limitations                                                 3

Federated Municipal Securities Fund, Inc. Management                   6
   The Funds                                                           9
   Fund Ownership                                                      9
   Director Compensation                                              10
   Director Liability                                                 10

Investment Advisory Services                                          11
   Adviser to the Fund                                                11
   Advisory Fees                                                      11

Brokerage Transactions                                                11

Other Services                                                        11
   Fund Administration                                                11
   Custodian and Portfolio Accountant                                 12
   Transfer Agent                                                     12
   Independent Auditors                                               12

Purchasing Shares                                                     12
   Purchases by Sales Representatives, Fund Directors,
      and Employees                                                   13
   Distribution Plan (Class B Shares and
      Class C Shares Only) and
      Shareholder Services                                            13
   Conversion to Federal Funds                                        14

Determining Net Asset Value                                           14
   Determining Market Value of Securities                             14
   Valuing Municipal Bonds                                            14

Redeeming Shares                                                      14
   Redemption in Kind                                                 15
   Contingent Deferred Sales Charge                                   15

Tax Status                                                            15
   The Fund's Tax Status                                              15

Total Return                                                          16

Yield                                                                 16

Tax-Equivalent Yield                                                  17
   Tax-Equivalency Table                                              17

Performance Comparisons                                               18
   Economic and Market Information                                    19

About Federated Investors                                             19
   Mutual Fund Market                                                 19
   Institutional Clients                                              19
   Bank Marketing                                                     19
   Broker/Dealers and Bank
      Broker/Dealer Subsidiaries                                      20
Financial Statements                                                  20


Appendix                                                          21

21

General Information About the Fund

The Fund was incorporated under the laws of the State of Maryland on September 10, 1976. On December 23, 1992, the shareholders of the Fund voted to permit the Fund to offer separate series and classes of shares. On January 6, 1993, the Board of Directors ("Directors") approved changing the name of the Fund from Federated Tax-Free Income Fund, Inc. to Liberty Municipal Securities Fund, Inc. On February 26, 1996, the Directors approved an amendment to the Articles of Incorporation to change the name of Liberty Municipal Securities Fund, Inc. to Federated Municipal Securities Fund, Inc. Shares of the Fund are offered in three classes, known as Class A Shares, Class B Shares, and Class C Shares (individually and collectively referred to as "Shares" as the context may require). This Statement of Additional Information relates to all three classes of the above-mentioned Shares.

Investment Objective And Policies
----------------------------------------------------------------------
The Fund's investment objective is to provide for its shareholders a high level of current income which is exempt from federal regular income tax. The objective cannot be changed without approval of shareholders.

Acceptable Investments

The Fund invests primarily in municipal bonds.

     Characteristics and Risks

         The municipal bonds in which the Fund invests have the characteristics and risks set forth in the prospectus. If ratings made by Moody's or S&P change because of changes in those organizations or in their rating systems, the Fund will try to use comparable ratings as standards in accordance with the investment policies described in the Fund's prospectus.

When-Issued and Delayed Delivery Transactions

These transactions are made to secure what is considered to be an advantageous price and yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

Temporary Investments

The Fund may also invest in temporary investments from time to time for defensive purposes. During the last fiscal year, the Fund did not invest in temporary investments and does not presently intend to do so in the current fiscal year. The Fund might invest in temporary investments:

   o  as a reaction to market conditions;

   o while waiting to invest proceeds of sales of shares or portfolio securities, although generally proceeds from sales of shares will be invested in municipal bonds as quickly as possible; or

   o  in anticipation of redemption requests.

The Fund will not purchase temporary investments (other than securities of the U.S. government, its agencies, or instrumentalities) if, as a result of the purchase, 25% or more of the value of its total assets would be invested in any one industry. However, the Fund may, for temporary defensive purposes, invest more than 25% of the value of its assets in cash or cash items, U.S. Treasury bills, or securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.




   Futures Transactions

A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. In the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would agree to purchase securities in the future at a predetermined price (i.e., "go long") to hedge against a decline in market interest rates.

      "Margin" in Futures Transactions

         Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or cash equivalents with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark-to-market its open futures positions.
>

     Repurchase Agreements

         Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or certificates of deposit to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. The Fund or its custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund may only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are found by the Fund's adviser to be creditworthy pursuant to guidelines established by the Directors.

From time to time, such as when suitable municipal bonds are not available, the Fund may invest a portion of its assets in cash. Any portion of the Fund's assets maintained in cash will reduce the amount of assets in municipal bonds and thereby reduce the Fund's yield.

Portfolio Turnover




   Portfolio trading will be undertaken principally to accomplish the Fund's objective in relation to anticipated movements in the general level of interest rates. The Fund is free to dispose of portfolio securities at any time when changes in circumstances or conditions make such a move desirable in light of the investment objective. The Fund will not attempt to achieve or be limited to a predetermined rate of portfolio turnover, such turnover always being incidental to transactions undertaken with a view to achieving the Fund's investment objective. During the fiscal years ended March 31, 1997, and 1996, the portfolio turnover rates were 33% and 29%, respectively.


Investment Limitations

     Selling Short and Buying on Margin

         The Fund will not make short sales of securities or purchase any securities on margin, except for such credits as are necessary for the clearance of transactions.

     Borrowing Money

         The Fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling any portfolio securities. This borrowing provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests where the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. While any such borrowings are outstanding, no net purchases of investment securities will be made by the Fund.

     Pledging Assets

         The Fund will not pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. In those cases, it may pledge securities having a market value at the time of pledge not exceeding 10% of the value of the Fund's total assets.

     Investing In Commodities or Minerals

         The Fund will not purchase or sell commodities, commodity contracts, oil, gas, or other mineral exploration or development programs.

     Investing in Real Estate

         The Fund will not purchase or sell real estate, but this shall not prevent the Fund from investing in Municipal Bonds secured by real estate or interest therein.

     Underwriting

         The Fund will not underwrite any issue of securities except as it may be deemed to be an underwriter under the Securities Act of 1933, in connection with the sale of securities in accordance with its investment objective, policies and limitations.

     Making Loans

         The Fund will not make loans except that the Fund may, in accordance with its investment objective, policies and limitations, acquire publicly or non-publicly issued Municipal Bonds or temporary investments or enter into repurchase agreements.

     Acquiring Securities Issued by Other Investment Companies

         The Fund will not invest in securities issued by any other investment company or investment trust.

     Diversification of Investments

         The Fund will not purchase the securities of any one issuer, except in cash and cash instruments and securities issued by the United States government, its agencies, and instrumentalities, if as a result more than 5% of its total assets would be invested in the securities of such issuer. For purposes of this limitation, each governmental subdivision, i.e. state, territory, possession of the United States or any political subdivision of the foregoing including agencies, authorities, instrumentalities, or similar entities, or of the District of Columbia shall be considered a separate issuer if its assets and revenues are separate from those of the governmental body creating it and revenues are separate from those of the governmental body creating it and the security is backed by its own assets and revenues. In the case of an industrial development bond, if the security is backed only by the assets and revenues of a non-governmental user, then such non- governmental user will be deemed to be the sole issuer. If, however, in the case of an industrial development bond or governmental issued security, a governmental or some other entity guarantees the security, such guarantee would be considered a separate security issued by the guarantor as well as the other issuer (as above defined), subject to limited exclusions allowed by the Investment Company Act of 1940, as amended. For purposes of this limitation, cash instruments do not include securities issued by banks.

     Dealing in Puts and Calls

         The Fund will not purchase or sell puts, calls, straddles, spreads, or any combination thereof.

     Investing in Issuers Whose Securities are Owned by Officers of the Fund

         The Fund will not purchase or retain the securities of any issuer other than the securities of the Fund, if, to the Fund's knowledge, those officers and directors of the Fund, or of the Adviser, who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities.

     Concentration of Investments

         The Fund will not purchase securities if, as a result of such purchase more than 25% of the value of its assets would be invested in the securities of governmental subdivisions located in any one state, territory, or possession of the United States. The Fund may invest more than 25% of the value of its assets in industrial development bonds. As to industrial development bonds, the Fund may purchase securities of an issuer resulting in the ownership of more than 25% of the Fund's assets in any one industry.

     Investing in Restricted Securities

         The Fund will not invest more than 10% of the value of its total assets in Municipal Bonds which are subject to legal or contractual restrictions on resale, including repurchase agreements maturing in more than seven days.

The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

     Investing in Illiquid Securities

         The Fund will not invest more than 10% of its net assets in illiquid securities, including restricted securities which the adviser believes cannot be sold within seven days and repurchase agreements maturing in more than seven days.

     Investing in New or Foreign Issuers or in Securities Not Readily Marketable

         In order to qualify Shares of the Fund for sale in certain states, the Fund has agreed with certain state securities administrators not to invest more than 5% of the value of its total assets in securities of issuers with records of less than three years of continuous operations, including the operation of any predecessor. The Fund has also agreed not to purchase equity securities of any issuer that are not readily marketable or to invest in securities of any foreign issuer.


Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The Fund did not borrow money, pledge securities, invest in municipal bonds subject to legal or contractual restrictions, invest in issuers whose securities are owned by officers of the Fund, or invest in securities of issuers with a record of less than three years of continuous operation in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so in the coming fiscal year.

For purposes of its policies and limitations, the Fund considers certificates of deposits and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

   Federated Municipal Securities Fund, Inc. Management


Officers and Directors are listed with their addresses, birthdates, present positions with Federated Municipal Securities Fund, Inc., and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924

Chairman and Director

     Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, President and Director of the Company.


Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA
Birthdate:  February 3, 1934

Director

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937

Director

     President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918

Director

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.

J. Christopher Donahue *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949

President and Director

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F.
Donahue, Chairman and Director  of the Company.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922

Director

Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.




Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932

Director

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly,
Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924

Director

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942

Director

Consultant; Former State Representative, Commonwealth of
Massachusetts; formerly, President, State Street Bank and Trust
Company and State Street Boston Corporation; Director or Trustee of the Funds.

Gregor F. Meyer
Boca Grande Club
Boca Grande, FL
Birthdate:  October 6, 1926

Director

Former Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932

Director

President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925

Director

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935

Director

Public relations/Marketing/Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938

Executive Vice President , Secretary and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923

Vice President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


     * This Director is deemed to be an "interested person" as defined in the Investment Company Act of 1940. @ Member of the Executive Committee. The Executive Committee of the Board of Directors handles the responsibilities of the Board between meetings of the Board.



The Funds


As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund:
2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Wesmark Funds; and World Investment Series, Inc.


Fund Ownership

Officers and Directors own less than 1% of the Fund's outstanding
Shares.


As of May 7, 1997, no shareholders of record owned 5% or more of the Class A Shares and Class B Shares of the Fund.

As of May 7, 1997, the following shareholder of record owned 5% or more of the Class C Shares of the Fund: Merrill Lynch Pierce Fenner & Smith, (a record owner holding Shares for its clients), Jacksonville, Florida, owned approximately 556,694 shares (28.64%).


Director Compensation



                                      AGGREGATE
NAME,                               COMPENSATION
POSITION WITH                           FROM                                  TOTAL COMPENSATION PAID
FUND                                    FUND*                                   FROM FUND COMPLEX

John F. Donahue,                          $0               $0 for the Fund and 56 investment companies

Chairman and Director


J. Christopher Donahue,                   $0               $0 for the Fund and 18 investment companies

President and Director


Thomas G. Bigley,                     $1,697               $108,725 for the Fund and 56 investment companies

Director


John T. Conroy, Jr.,                  $1,867               $119,615 for the Fund and 56 investment companies

Director


William J. Copeland,                  $1,867               $119,615 for the Fund and 56 investment companies

Director


James E. Dowd,                        $1,867               $119,615 for the Fund and 56 investment companies

Director


Lawrence D. Ellis, M.D.,              $1,697               $108,725 for the Fund and 56 investment companies

Director


Edward L Flaherty, Jr.,               $1,867               $119,615 for the Fund and 56 investment companies

Director


Peter E. Madden,                      $1,697               $108,725 for the Fund and 56 investment companies

Director


Gregor F. Meyer, Jr.,                 $1,697               $108,725 for the Fund and 56 investment companies

Director


John E. Murray, Jr.,                  $1,697               $108,725 for the Fund and 56 investment companies

Director


Wesley W. Posvar,                     $1,697               $108,725 for the Fund and 56 investment companies

Director


Marjorie P. Smuts,                    $1,697               $108,725 for the Fund and 56 investment companies

Director




*   Information is furnished for the fiscal year ended March 31, 1997.


    The information is provided for the last calendar year.

Director Liability

The Articles of Incorporation provide that the Directors will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

Investment Advisory Services



Adviser to the Fund

The Fund's investment adviser is Federated Advisers (the "Adviser"). It is a subsidiary of Federated Investors. All the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.

The Adviser shall not be liable to the Fund or any shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

Advisory Fees
For its advisory services, Federated Advisers receives an annual investment advisory fee as described in the prospectus.




   During the fiscal years ended March 31, 1997, 1996, and 1995, the Fund's Adviser earned $4,379,885, $4,644,716, and $4,498,635, respectively.


Brokerage Transactions



   When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Directors. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended March 31, 1997, 1996, and 1995, no brokerage commissions were paid by the Fund.


Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

Other Services
Fund Administration




   Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994, to March 1, 1996, Federated Administrative Services served as the Fund's Administrator. For purposes of this Statement of Additional Information, Federated Services Company and Federated Administrative Services may hereinafter collectively be referred to as the "Administrators." For the fiscal years ended March 31, 1997, 1996, and 1995, the Administrators earned $547,583, $573,123, and $550,028, respectively.


Custodian And Portfolio Accountant

State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.

Transfer Agent

Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based upon the size, type and number of accounts and transactions made by shareholders.

Independent Auditors

The independent auditors for the Fund are Deloitte & Touche LLP.




   Purchasing Shares


Except under certain circumstances described in the prospectus, Shares are sold at their net asset value (plus a sales charge on Class A Shares only) on days the New York Stock Exchange is open for business. The procedure for purchasing Shares is explained in the prospectus under "Investing in the Fund" and "Purchasing Shares."

Quantity Discounts and Accumulated Purchases. As shown in the table in the prospectus, larger purchases reduce the sales charge paid. The Fund will combine purchases of Class A Shares made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

If an additional purchase of Class A Shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns Class A Shares having a current value at the public offering price of $90,000 and he purchases $10,000 more at the current public offering price, the sales charge on the additional purchase according to the schedule now in effect would be 3.75%, not 4.50%.

To receive the sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the purchase is made that Class A Shares are already owned or that purchases are being combined. The Fund will reduce the sales charge after it confirms the purchases.

Concurrent Purchases. For purposes of qualifying for a sales charge reduction, a shareholder has the privilege of combining concurrent purchases of Class A Shares of two or more funds for which affiliates of Federated Investors serve as investment adviser or principal underwriter (the "Federated Funds"), the purchase price of which includes a sales charge. For example, if a shareholder concurrently invested $30,000 in the Class A Shares of one of the other Federated Funds with a sales charge, and $20,000 in this Fund, the sales charge would be reduced.

To receive this sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the concurrent purchases are made. The Fund will reduce the sales charge after it confirms the purchases.

Letter of Intent. If a shareholder intends to purchase at least $50,000 of Class A Shares of Federated Funds (excluding money market funds) over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the custodian to hold up to 5.50% of the total amount intended to be purchased in escrow (in shares) until such purchase is completed.

The Shares held in escrow in the shareholder's account will be released upon fulfillment of the letter of intent or the end of the 13-month period, whichever comes first. If the amount specified in the letter of intent is not purchased, an appropriate number of escrowed Shares may be redeemed in order to realize the difference in the sales charge.

While this letter of intent will not obligate the shareholder to purchase Shares, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in any Class A Shares of any Federated Funds, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. Prior trade prices will not be adjusted.

Reinvestment Privilege. If Class A Shares in the Fund have been redeemed, the shareholder has the privilege, within 120 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his Class A Shares in the Fund, there may be tax consequences.

Conversion of Class B Shares. Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. For purposes of conversion to Class A Shares, Shares purchased through the reinvestment of dividends and distributions paid on Class B Shares will be considered to be held in a separate sub-account. Each time any Class B Shares in the shareholder's account (other than those in the sub-account) convert to Class A Shares, an equal pro rata portion of the Class B Shares in the sub-account will also convert to Class A Shares. The conversion of Class B Shares to Class A Shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversions will not constitute taxable events for federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class B Shares to Class A Shares will not occur if such a ruling or opinion is not available. In such event, Class B Shares would continue to be subject to higher expenses than Class A Shares for an indefinite period.

Purchases by Sales Representatives, Fund Directors, and Employees

The following individuals and their immediate family members may buy Class A Shares at net asset value without a sales charge:

oDirectors, employees, and sales representatives of the Fund, Federated Advisers, and Federated Securities Corp. and its affiliates;

oFederated Life Members; and

oany associated person of an investment dealer who has a sales agreement with Federated Securities Corp. Shares may also be sold without a sales charge to trusts, pensions, or profit-sharing plans for these individuals.

These sales are made with the purchaser's written assurance that the purchase is for investment purposes and that the securities will not
be resold except through redemption by the Fund.     Distribution Plan
(Class B Shares and Class C Shares Only) and Shareholder Services


These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. By adopting the Distribution Plan (Class B Shares and Class C Shares only), the Directors expect that Class B Shares and Class C Shares of the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales. Other benefits, which may be realized under either arrangement, may include:
(1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; and (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.




   For the fiscal year ended March 31, 1997, payments in the amounts of $527,131 (Class B Shares) and $177,337 (Class C Shares) were made pursuant to the Distribution Plan, all of which was paid to financial institutions. In addition, for the fiscal year ended March 31, 1997, payments in the amounts of $1,576,818 (Class A Shares), $175,710 (Class B Shares), and $59,112 (Class C Shares) were made pursuant to the Shareholder Services Agreement, of which $883,019 (Class A Shares), $0 (Class B Shares), and $2,364 (Class C Shares) were voluntarily waived.


Conversion to Federal Funds

It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds before shareholders begin to earn dividends. Federated Shareholder Services Company acts as the shareholder's agent in depositing checks and converting them to federal funds.




   Determining Net Asset Value


The Fund's net asset value per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The net asset value for each class of Shares may differ due to the variance in daily net income realized by each class.

Net asset value is not determined on (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Determining Market Value of Securities

Market values of the Fund's portfolio securities are determined as follows:

o according to the last sale price on a national securities exchange, if available;

oin the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices and for bonds and other fixed income securities, as determined by an independent pricing service; or

ofor short-term obligations, according to the prices as furnished by an independent pricing service or for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost or at fair value as determined in good faith by the Directors.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider yield, quality, coupon rate, maturity, type of issue, trading
characteristics, and other market data.     Valuing Municipal Bonds


The Directors use an independent pricing service to value municipal bonds. The independent pricing service takes into consideration yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data it considers relevant in determining valuations for normal institutional size trading units of debt securities, and does not rely exclusively on quoted prices.




   Redeeming Shares


The Fund redeems Shares at the next computed net asset value after the Fund receives the redemption request. Shareholder redemptions may be subject to a contingent deferred sales charge. Redemption procedures are explained in the respective prospectuses under "Redeeming and Exchanging Shares." Although the transfer agent does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

Redemption in Kind

Although the Fund intends to redeem Shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio.

Redemption in kind will be made in conformity with applicable SEC rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Directors determine to be fair and equitable.

The Fund has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Fund is obligated to redeem Shares for any shareholder in cash up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.


Contingent Deferred Sales Charge

In computing the amount of the applicable Contingent Deferred Sales Charge, redemptions are deemed to have occurred in the following order: (1) Shares acquired through the reinvestment of dividends and long-term capital gains; (2) Shares held for more than seven full years from the date of purchase with respect to Class B Shares and one full year from the date of purchase with respect to Class C Shares;
(3) Shares held for fewer than seven years with respect to Class B Shares and for less than one full year from the date of purchase with respect to Class C Shares on a first-in, first-out basis.

Elimination of the Contingent Deferred Sales Charge. To qualify for elimination of the contingent deferred sales charge through a Systematic Withdrawal Program, the redemptions of Class B Shares must be from an account that is at least 12 months old, has all Fund distributions reinvested in Fund Shares, and has an account value of at least $10,000 when the Systematic Withdrawal Program is established. Qualifying redemptions may not exceed 1.00% monthly of the account value as periodically determined by the Fund. The amounts that a shareholder may withdraw under a Systematic Withdrawal Program that qualify for elimination of the Contingent Deferred Sales Charge may not exceed 12% annually with reference initially to the value of the Class B Shares upon establishment of the Systematic Withdrawal Program and then as calculated at the annual valuation date. Redemptions on a qualifying Systematic Withdrawal Program can be made at a rate of 1.00% monthly, 3.00% quarterly, or 6.00% semi-annually with reference to the applicable account valuation amount. Amounts that exceed the 12.00% annual limit for redemption, as described, may be subject to the Contingent Deferred Sales Charge. To the extent that a shareholder exchanges Shares for Class B Shares of other Federated Funds, the time for which the exchanged-for Shares are to be held will be added to the time for which exchanged-from Shares were held for purposes of satisfying the 12-month holding requirement. However, for purposes of meeting the $10,000 minimum account value requirement, Class B Share accounts will be not be aggregated. Any Shares purchased prior to the termination of this program would have the contingent deferred sales charge eliminated as provided in the Fund's prospectus
at the time of the purchase of the Shares.     Tax Status

The Fund's Tax Status

The Fund will pay no federal income tax because it expects to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

   o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

   o derive less than 30% of its gross income from the sale of securities held less than three months;

   o  invest in securities within certain statutory limits; and

   o distribute to its shareholders at least 90% of its net income earned during the year.




   Total Return


The Fund's average annual total returns for the following periods ended March 31, 1997 were:


Share Class            Inception Date        One-Year              Five-Years            Ten-Years             Since Inception
Class A                10/4/76               (2.75%)               4.42%                 5.89%                 6.12%

Class B                7/26/94               (4.62%)               N/A                   N/A                   1.74%

Class C                4/21/93               (0.03%)               N/A                   N/A                   2.64%




     The average annual total return for each class of Shares of the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales load adjusted over the period by any additional Shares, assuming the monthly reinvestment of all dividends and distributions. Any applicable contingent deferred sales charge is deducted from the ending value of the investment based on the lesser of the original purchase price or the net asset value of Shares redeemed.


Yield


The Fund's yields for the thirty-day period ended March 31, 1997 were:

Share Class                                                        Yield

Class A                                                            4.46%

Class B                                                            3.56%

Class C                                                            3.57%


     The yield for each class of Shares of the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by any class of Shares over a thirty-day period by the maximum offering price per share of the respective class on the last day of the period. This value is then annualized using semi- annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in any class of Shares, the performance will be reduced for those shareholders paying those fees.

Tax-Equivalent Yield

The Fund's tax-equivalent yields for the thirty-day period ended March 31, 1997 for Class A Shares, Class B Shares, and Class C Shares were 6.19%, 4.94%, and 4.96%, respectively. The tax-equivalent yield of the Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a 28% tax rate and assuming that income is 100% tax-exempt.


Tax-Equivalency Table

A tax-equivalency table may be used in advertising and sales literature. The interest earned by the municipal securities in the Fund's portfolio generally remains free from federal regular income tax*, and is often free from state and local taxes as well. As the table on the next page indicates, a "tax-free" investment can be an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.



                   TAXABLE YIELD EQUIVALENT FOR 1997
                      MULTISTATE MUNICIPAL FUNDS

------------------------------------------------------------------------------------------------------------------------------

        FEDERAL INCOME TAX BRACKET:
                            15.00%        28.00%             31.00%               36.00%              39.60%


------------------------------------------------------------------------------------------------------------------------------

        JOINT                   $1-      $41,201-           $99,601-             $151,751-             OVER
        RETURN              41,200        99,600             151,750              271,050            $271,050

        SINGLE                  $1-      $24,651-           $59,751-             $124,651-             OVER
        RETURN              24,650        59,750             124,650              271,050            $271,050


------------------------------------------------------------------------------------------------------------------------------

        Tax-Exempt
        Yield                               Taxable Yield Equivalent


------------------------------------------------------------------------------------------------------------------------------

           1.00%            1.18%          1.39%             1.45%               1.56%               1.66%
           1.50%            1.76%          2.08%             2.17%               2.34%               2.48%
           2.00%            2.35%          2.78%             2.90%               3.13%               3.31%
           2.50%            2.94%          3.47%             3.62%               3.91%               4.14%
           3.00%            3.53%          4.17%             4.35%               4.69%               4.97%
           3.50%            4.12%          4.86%             5.07%               5.47%               5.79%
           4.00%            4.71%          5.56%             5.80%               6.25%               6.62%
           4.50%            5.29%          6.25%             6.52%               7.03%               7.45%
           5.00%            5.88%          6.94%             7.25%               7.81%               8.28%
           5.50%            6.47%          7.64%             7.97%               8.59%               9.11%
           6.00%            7.06%          8.33%             8.70%               9.38%               9.93%
           6.50%            7.65%          9.03%             9.42%              10.16%              10.76%
           7.00%            8.24%          9.72%            10.14%              10.94%              11.59%
           7.50%            8.82%         10.42%            10.87%              11.72%              12.42%
           8.00%            9.41%         11.11%            11.59%              12.50%              13.25%




        Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

        The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Fund shares. * Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.

Performance Comparisons

The performance of each of the classes of Shares depends upon such variables as:

   o  portfolio quality;

   o  average portfolio maturity;

   o  type of instruments in which the portfolio is invested;

   o  changes in interest rates and market value of portfolio securities;

   o  changes in the Fund's or any class of Shares' expenses; and

   o  various other factors.

The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

   o Lipper Analytical Services, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the general municipal bond funds category in advertising and sales literature.

   o Lehman Brothers Revenue Bond Index is a total return performance benchmark for the long-term, investment grade, revenue bond market. Returns and attribute for the index are calculated semi-monthly.


   o Lehman Seven Year State General Obligations Index is an index of general obligation bonds rated A or better with 6-8 years to maturity.


   o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Advertisements and other sales literature for any class of Shares may quote total returns which are calculated on non-standardized base periods. These total returns represent the historic change in the value of an investment in any of the classes of Shares based on monthly reinvestment of dividends over a specified period of time.

From time to time as it deems appropriate, the Fund may advertise the performance of any of the classes of Shares using charts, graphs, and descriptions, compared to federally insured bank products including certificates of deposit and time deposits and to money market funds using the Lipper Analytical Services money market instruments average.

Advertisements may quote performance which does not reflect the effect of the sales charge for Class A Shares.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which in invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

Economic and Market Information

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect of the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.

About Federated Investors

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.




   In the municipal sector, as of December 31, 1996, Federated Investors managed 12 bond funds with approximately $2.0 billion in assets and 21 money market funds with approximately $9.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international and global portfolios.


Mutual Fund Market




   Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.*


Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

Institutional Clients

Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.




   Bank Marketing

Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.


*source: Investment Company Institute

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated funds are available to consumers through major brokerage firms nationwide--we now have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement.. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.


Financial Statements

---------------------------------------------------------------------


   The Financial Statements for the fiscal year ended March 31, 1997, are incorporated herein by reference to the Annual Report of the Fund dated March 31, 1997 (File Nos. 2-57181 and 811-2677). A copy of this report may be obtained without charge by contacting the Fund.

Appendix

Standard and Poor's Ratings Group Municipal Bond Rating Definitions

AAA--Debt rated "AAA" has the highest rating assigned by Standard & Poor's Ratings Group. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB--Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB" rating.

B--Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The `B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB "or "BB" rating.

Moody's Investors Service, Inc. Municipal Bond Rating Definitions

AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are rated BA are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

PART C.         OTHER INFORMATION.

Item 24.          Financial Statements and Exhibits:

 (a) Financial Statements. (Incorporated by reference to the Registrant's Annual Report dated March 3l, l997 pursuant to Rule 411 under the Securities Act of 1933.) (File Nos. 2-57181 and 811-2677);
 (b)      Exhibits:
           (1)     (i)     Conformed copy of Articles of Incorporation of
                           the Registrant; (14)
                   (ii)    Copy of amendment to Articles of Incorporation; (14)
           (2)     (i)     Copy of By-Laws of the Registrant; (14)
                   (ii)    Copy of Amendment to By-Laws effective
                           August 26, l987; (8)
                   (iii)   Copy of Amendment to By-Laws effective
                           September 30, 1976; (14)
                   (iv)    Copy of Amendment to By-Laws effective
                           February 17, 1984; (14)
                   (v)     Copy of Amendment to By-Laws effective
                           February 21, 1985; (14)
                   (vi)    Copy of Amendment to By-Laws effective
                           August 27, 1986; (14)
                   (vii)   Copy of Amendment to By-Laws effective
                           February 2, 1987; (14)
           (3)     Not applicable;
           (4)     Conformed copies of Specimen
                   Certificates for Shares of Capital
                   Stock of the Registrant's Class A
                   Shares, Class B Shares, and Class
                   C Shares; +
           (5) Conformed copy of Investment Advisory Contract of the Registrant; (9)
           (6)     (i)     Conformed copy of Distributor's Contract of the
                           Registrant; (12)
                   (ii)    Conformed copy of Exhibit D to the Distributor's
                           Contract; (13)
                   (iii)   The Registrant hereby incorporates the conformed
                           copy of the specimen Mutual Funds Sales
                           and Service Agreement; Mutual Funds Service
                           Agreement; and Plan Trustee/Mutual Funds
                           Service Agreement from Item 24(b)(6) of the Cash
                           Trust Series II Registration Statement on Form N-1A,
                           filed with the Commission on July 24, 1995.
                           (File Numbers 33-38550 and 811-6269)
---------------------

+ All exhibits have been filed electronically.

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed July 27, 1989.
         (File Nos. 2-57181 and 811-2677)
9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 36 on Form N-1A filed July 17, 1990.
         (File Nos. 2-57181 and 811-2677)
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 42 on Form N-1A filed May 25, 1994.
         (File Nos. 2-57181 and 811-2677)
13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 45 on Form N-1A filed May 25, 1995.
         (File Nos. 2-57181 and 811-2677)
14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 46 on Form N-1A filed April 26, 1996.
         (File Nos. 2-57181 and 811-2677)

 (7)     Not applicable;
 (8)     Conformed copy of Custodian Contract of the Registrant; (13)
 (9)     (i)     Conformed copy of Agreement for Fund Accounting Services,
                 Administrative Services,
                 Transfer Agency Services and Custody Services Procurement;(15)
         (ii)    The responses described in Item 24(b)(6) are hereby
                 incorporated by reference.
         (iii)   The Registrant hereby incorporates by reference the conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from Item 24(b)(9)(iii) of the Federated GNMA Trust Registration Statement on Form N-1A,
                 filed with the Commission on March 25, 1996.
                 (File Nos. 2-75670 and 811-3375);
(10)     Not applicable;
(11)     Conformed copy of Independent Auditors' Consent; +
(12)     Not applicable;
(13)     Not applicable;
(14)     Not applicable;
(15)     (i)     Conformed copy of the 12b-1 Distribution Plan of the
                 Registrant; (12)
         (ii)    Conformed copy of Exhibit C of the 12b-1 Distribution Plan of the Registrant; (13)
(16) Copy of Schedule for Computation of
Fund Performance Data;(14) (17) Copy of
Financial Data Schedules; + (18) The
Registrant hereby incorporates the
conformed copy of the specimen Multiple
Class Plan
         from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form
         N-1A, filed with the Commission on January 26, 1996.
         (File Nos. 33-52149 and 811-07141);
(19)     Conformed copy of Power of Attorney. +

----------------------

+ All exhibits have been filed electronically.

12.      Response is incorporated by reference to Registrant's
         Post-Effective Amendment No. 42 on Form N-1A filed May 25, 1994. (File Nos. 2-57181 and 811-2667)
13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 45 on Form N-1A filed May 25, 1995.
         (File Nos. 2-57181 and 811-2677)
14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 46 on Form N-1A filed April 26, 1996.
         (File Nos. 2-57181 and 811-2677)
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A filed May 28, 1996.
         (File Nos. 2-57181 and 811-2677)

Item 25.          Persons Controlled by or Under Common Control with Registrant:

                  None.

Item 26.          Number of Holders of Securities:

                                                 Number of Record Holders
                  Title of Class                 as of May 7, 1997
                  --------------                 -----------------

                  Shares of capital stock
                  ($0.0l per share par value)

                  Class A Shares                            23,150
                  Class B Shares                             2,390
                  Class C Shares                               652

Item 27.          Indemnification:(11)

Item 28.          Business and Other Connections of Investment Adviser:

(a) For a description of the other business of the investment adviser, see the section entitled "Fund Information-Management of the Fund" in Part A. The affiliations with the Registrant of three of the Trustees and two of the Officers of the investment adviser are included in Part B of this Registration Statement under "Federated Municipal Securities Fund, Inc. Management." The remaining Trustee of the investment adviser and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

     The remaining Officers of the investment adviser are: William D. Dawson, III, Henry A. Frantzen, and J. Thomas Madden, Executive Vice Presidents; Peter R. Anderson, Drew J. Collins, Jonathan C. Conley, Deborah A. Cunningham, Mark E. Durbiano, J. Alan Minteer, Susan M. Nason, and Mary Jo Ochson, Senior Vice Presidents; J. Scott Albrecht, Joseph M. Balestrino, Randall S. Bauer, David F. Belton, Christine A. Bosio, David A. Briggs, Kenneth J. Cody, Alexandre de Bethmann, Michael J. Donnelly, Michael P. Donnelly, Linda A. Duessel, Kathleen
M. Foody-Malus, Thomas M. Franks, Edward C. Gonzales, James E. Grefenstette, Susan R. Hill, Stephen A. Keen, Robert M. Kowit, Jeff A. Kozemchak, Marian R. Marinack, Sandra L. McInerney, Robert J. Ostrowski, Charles A. Ritter, Scott B. Schermerhorn, Frank Semack, Aash M. Shah, William F. Stotz, Tracy P. Stouffer, Edward J. Tiedge, Paige M. Wilhelm, and Jolanta M. Wysocka, Vice Presidents; Todd A. Abraham, Stefanie L. Bachhuber, Arthur J. Barry, Michael W. Casey, John T. Gentry, William R. Jamison, Constantine Kartsonsas, Robert M. Marsh, Joseph M. Natoli, Keith J. Sabol, Michael W. Sirianni, and Gregg S. Tenser, Assistant Vice Presidents; Stephen A. Keen, Secretary; Thomas R. Donahue, Treasurer and Assistant Secretary; Richard B. Fisher, Assistant Secretary and Assistant Treasurer; and Christine I. McGonigle, Assistant Secretary. The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement. ----------------------

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed July 22, 1992.
         (File Nos. 2-57181 and 811-2677)

Item 29.          Principal Underwriters:

     (a) Federated Securities Corp., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; BayFunds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund:
2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Biltmore Funds; The Biltmore Municipal Funds; The Monitor Funds; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; Wesmark Funds; and World Investment Series, Inc.

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.




(b)
              (1)                                         (2)                                   (3)
Name and Principal                             Positions and Offices                  Positions and Offices
 Business Address                                 With Underwriter                      With Registrant
Richard B. Fisher                              Director, Chairman, Chief                 Vice President
Federated Investors Tower                      Executive Officer, Chief
Pittsburgh, PA 15222-3779                      Operating Officer, Asst.
                                               Secretary, and Asst.
                                               Treasurer, Federated
                                               Securities Corp.

Edward C. Gonzales                             Director, Executive Vice                  Executive Vice
Federated Investors Tower                      President, Federated,                     President
Pittsburgh, PA 15222-3779                      Securities Corp.

Thomas R. Donahue                              Director, Assistant Secretary,            --
Federated Investors Tower                      Assistant Treasurer
Pittsburgh, PA 15222-3779                      Federated Securities Corp.

John B. Fisher                                 President-Institutional Sales,            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                                  President-Broker/Dealer,                          --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer                             Executive Vice President of                       --
Federated Investors Tower                      Bank/Trust, Federated
Pittsburgh, PA 15222-3779                      Securities Corp.

David M. Taylor                                Executive Vice President,                         --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark W. Bloss                                  Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd                                Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                                 Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                           Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher                               Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives                           Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton                              Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                             Positions and Offices                  Positions and Offices
 Business Address                                 With Underwriter                      With Registrant

James M. Heaton                                Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon                                    Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV                            Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion                             Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ                               Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                             Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman                                Vice President, Secretary,                        --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis                       Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Dale R. Browne                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs                                  Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.                         Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.                         Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                           Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                             Positions and Offices                  Positions and Offices
 Business Address                                 With Underwriter                      With Registrant

G. Michael Cullen                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Doyle                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher                            Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales                            Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bruce E. Hastings                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth A. Hetzel                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian G. Kelly                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl                                  Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                             Positions and Offices                  Positions and Offices
 Business Address                                 With Underwriter                      With Registrant

J. Michael Miller                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager                         Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III                           Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips                             Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

George D. Riedel                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

John Rogers                                    Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian S. Ronayne                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                           Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

John A. Staley                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                             Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                             Positions and Offices                  Positions and Offices
 Business Address                                 With Underwriter                      With Registrant

Richard Suder                                  Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

John F. Wallin                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                          Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek                                Assistant Vice President,                         --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                                  Assistant Vice President,                         --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings                           Assistant Vice President,                         --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Matthew S. Propelka                            Assistant Vice President,                         --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley  Treasurer,                                                                 --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt                                Assistant Secretary,                              --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

                  (c)    Not applicable.


Item 30.          Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                       Federated Investors Tower
                                                 Pittsburgh, PA  15222-3779

Federated Shareholder Services Company           P.O. Box 8600
("Transfer Agent and Dividend                    Boston, MA 02266-8600
Disbursing Agent")

Federated Services Company                       Federated Investors Tower
("Administrator") Pittsburgh, PA  15222-3779

Federated Advisers                               Federated Investors Tower
("Adviser")                                      Pittsburgh, PA  15222-3779

State Street Bank and Trust Company              P.O. Box 8600
("Custodian")     Boston, MA 02266-8600


Item 31.          Management Services:  Not applicable.

Item 32.          Undertakings:

                  Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                  Registrant hereby undertakes to comply with the provisions of Section 16 (c) of the 1940 Act with respect to the removal of Directors and the calling of special shareholder meetings by shareholders.

                              SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED MUNICIPAL SECURITIES FUND, INC., has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 29th day of May, 1997.

               FEDERATED MUNICIPAL SECURITIES FUND, INC.
                           BY: /s/ J. Crilley Kelly
                           J. Crilley Kelly, Assistant Secretary
                           Attorney in Fact for John F. Donahue
                           May 29, 1997

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                       TITLE                           DATE

By:   /s/ J. Crilley Kelly       Attorney In Fact                May 29, 1997
      J. Crilley Kelly           For the Persons
      ASSISTANT SECRETARY        Listed Below


John F. Donahue*                 Chairman and Director
                                 (Chief Executive Officer)

J. Christopher Donahue*          President and Director

John W. McGonigle*               Treasurer, Executive
                                 Vice President and Secretary
                                 (Principal Financial and
                                 Accounting Officer)

Thomas G. Bigley*                Director

John T. Conroy, Jr.*             Director

William J. Copeland*             Director

James E. Dowd*                   Director

Lawrence D. Ellis, M.D.*         Director

Edward L. Flaherty, Jr.*         Director

Peter E. Madden*                 Director

Gregor F. Meyer*                 Director

John E. Murray, Jr.*             Director

Wesley W. Posvar*                Director

Marjorie P. Smuts*               Director

* By Power of Attorney